PREPAID AND OTHER CURRENT ASSETS, NET	9 Months Ended
Sep. 30, 2020
Prepaid and Other Current Assets, Net
PREPAID AND OTHER CURRENT ASSETS, NET

7. PREPAID AND OTHER CURRENT ASSETS, NET

Prepaid and other current assets consisted of the following:

	As of
	December 31, 2019	September 30, 2020
	RMB	RMB
		Unaudited

Amount due from Xihua Group (Note i)	49,800	49,800
Receivable from Zhenjiang operating rights (Note ii)	35,000	35,000
Prepaid input value-added tax	4,682	4,922
Due from former owners	2,848	—
Staff advances	6,591	4,446
Rental and other deposits	5,404	2,828
Prepaid professional services fees	5,278	2,566
Prepayments to suppliers	7,802	11,107
Loan to third party (Note iii)	9,000	32,165
Subsidy Receivable (Note iv)	—	4,767
Others (Note v)	11,230	9,816
Total before allowance for doubtful accounts	137,635	157,417
Less: allowance for doubtful accounts	(4,339)	(240)
Total	133,296	157,177

Allowance for doubtful accounts:

	As of
	December 31, 2019	September 30, 2020
	RMB	RMB
		Unaudited

Balance at beginning of year/period	(9,654)	(4,339)
Addition (Note vi)	(2,765)	(828)
Written off (Note vi)	8,080	4,927
Balance at end of year/period	(4,339)	(240)

(Note i) A payable balance amounted to RMB 49,800 was recorded by a subsidiary prior to its acquisition by the Group, and such payable was indemnified by Xihua Investment Group (“Xihua Group). No provision was made for the indemnity. The indemnity balance was still outstanding as of the date of issuance of the financial statements.

(Note ii) The balance represented the prepaid operating rights to the Zhenjiang Foreign Language School and Zhenjiang International School. The Group started negotiating the return of the operating right back to the original owner Zhenjiang Education Investment Center in the third quarter of 2011. As a result, the prepaid operating rights have been reclassified as receivable since then. As of December 31, 2019 and September 30, 2020, the payable balance to Zhenjiang Foreign Language School amounted to RMB 36,770 and RMB 36,770, respectively; therefore, no provision was made. As of the date of issuance of the financial statements, the negotiation was still in progress.

(Note iii) Ambow Shengying entered into a series of loan agreements with Beijing Dongyuanzhongheng Investment Management Co., Ltd. (“Dongyuan”) in 2019 and the nine months ended September 30, 2020. All loan agreements were without any requirements for collateral or pledge on the loans. Please see the table as below for details.

	Amount		Interest Receivable as of
Date	(RMB)	Interest Rate	September 30, 2020	Due Date
December 2019	9,000	5.00%	327	September 30, 2021
January 2020	9,000	5.00%	336	September 30, 2021
January 2020	7,000	5.00%	250	September 30, 2021
January 2020	2,900	5.00%	103	September 30, 2021
March 2020	1,000	5.00%	26	September 30, 2021
July 2020	2,200	5.00%	23	September 30, 2021
Total	31,100		1,065

On April 8, 2020, the Group entered into a term sheet with Dongyuan to agree that the outstanding loan and interest due would be turned into part of consideration for the Group to acquire a no-less-than 51% equity interest of Hebi Ambow Ruiheng Education Technology Co., Ltd. depending on both parties further agreement. Also refer to Note 19-Subsequent Event for further information. No allowance upon such loan to third party was provided in the nine months ended September 30, 2020.

(Note iv) On March 6, 2020, Ambow NSAD Inc. acquired 100% of the outstanding membership interest of NewSchool. As part of the acquisition, a subsidy was provided by the seller for four years after the acquisition for the loss of certain online business of NewSchool after the change of ownership. Refer to Note 14-Acquisition for further background information.

(Note v) Others mainly included inventory, prepaid education supplies, prepaid outsourcing service fee, and other miscellaneous items with trivial amounts.

(Note vi) Addition of allowance during the year of 2019 and the nine months ended September 30, 2020 was mainly provided against third parties, former employees and former owners due to the remote recoverability. Certain provisions were written off after all collection efforts being exhausted and the potentials for recovery was remote.